TRADE PAYABLES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payables	R$ 2,905,018	R$ 2,902,593
Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,905,018
Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	7,229,736
Later Than One Month Not Later Than Six Months [Member] | Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,128,326
Later Than One Month Not Later Than Six Months [Member] | Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	5,275,445
Later Than Six Months Not Later Than One Year [Member] | Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	776,692
Later Than Six Months Not Later Than One Year [Member] | Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,887,484
Later than one year [member] | Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ 66,807